TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
TRADE PAYABLES
Schedule of information about trade payables

	As of December 31,
	2021	2020
	RMB’000	RMB’000
Trade payables*	6,290	6,750
*Refer to note 25 on trade payables due by the Company to a related party.